Financial instruments (Details Narrative) € in Thousands, د.إ in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Jul. 15, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 NOK (kr)	Jun. 30, 2026 AED (د.إ)	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 2,018	$ 60	$ 199						$ 553
Current ratio		0.87	1.34	0.33
Spinning off value		$ 838,000
Borrowings		28,736	$ 28,994	$ 29,086
Non-current borrowings		15,859	16,800	20,915
Issuance of related cost		1,071	$ 800	$ 400
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Shareholder loan principal	$ 28,800
Issuance of related cost	16,500
Repayment of cash	$ 12,300
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					$ 690	€ 20	£ 40	kr 80
Restricted cash					60
Trade and other receivables					620		20	5,150	د.إ 120
Trade and other payables							£ 4,300	kr 6,000
Borrowings		27,300
Non-current borrowings		$ 25,400			$ 1,900
Tembo [member]
IfrsStatementLineItems [Line Items]
Acquisition percentage		51.00%			51.00%	51.00%	51.00%	51.00%	51.00%
Equity interests of acquirer		$ 200,000